Note 11 - Stock options and stock awards - Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Option Activity
Outstanding, beginning of year	20,150	20,150
Granted
Exercised
Expired or cancelled
Outstanding, end of year		20,150
Weighted Average Exericse Price
Outstanding	$ 40	$ 40	$ 40